--------------------------------------------------------------------------------
    FEDERATED U.S. GOVERNMENT SECURITIES FUND: 5-10 YEARS
    INSTITUTIONAL SHARES
     PROSPECTUS

     The Institutional Shares offered by this prospectus represent interests in a diversified portfolio of securities of Federated U.S. Government Securities Fund: 5-10 Years (the "Trust"). The Trust is an open-end management investment company (a mutual fund).


     The investment objective of the Trust is to pursue total return consistent with current income. The Trust invests in U.S. government securities. Institutional Shares are sold at net asset value.


     THE INSTITUTIONAL SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

     This prospectus contains the information you should read and know before you invest in Institutional Shares of the Trust. Keep this prospectus for future reference.


     The Trust has also filed a Combined Statement of Additional Information for Institutional Shares and Institutional Service Shares dated September 13, 1995, with the Securities and Exchange Commission. The information contained in the Combined Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Combined Statement of Additional Information which is in paper form only, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information or make inquiries about the Trust, contact the Trust at the address listed in the back of this prospectus.


     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


     Prospectus dated September 13, 1995


TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF TRUST EXPENSES--
  INSTITUTIONAL SHARES                            1
---------------------------------------------------
GENERAL INFORMATION                               2
---------------------------------------------------
INVESTMENT INFORMATION                            2
---------------------------------------------------
  Investment Objective                            2
  Investment Policies                             2
  Investment Limitations                          4

TRUST INFORMATION                                 4
---------------------------------------------------
  Management of the Trust                         4
  Expenses of the Trust and
    Institutional Shares                          5
  Distribution of Institutional Shares            6
  Administration of the Trust                     6

NET ASSET VALUE                                   7
---------------------------------------------------
INVESTING IN INSTITUTIONAL SHARES                 7
---------------------------------------------------
  Share Purchases                                 7
  Minimum Investment Required                     8
  What Shares Cost                                8
  Certificates and Confirmations                  8
  Dividends                                       8
  Capital Gains                                   9

REDEEMING INSTITUTIONAL SHARES                    9
---------------------------------------------------
  Telephone Redemption                            9
  Written Requests                                9
  Accounts With Low Balances                     10

SHAREHOLDER INFORMATION                          10
---------------------------------------------------
  Voting Rights                                  10
  Massachusetts Partnership Law                  10

TAX INFORMATION                                  11
---------------------------------------------------
  Federal Income Tax                             11
  Pennsylvania Corporate and Personal
    Property Taxes                               11

PERFORMANCE INFORMATION                          11
---------------------------------------------------
OTHER CLASSES OF SHARES                          12
---------------------------------------------------
FINANCIAL STATEMENTS                             13
---------------------------------------------------
REPORT OF ERNST & YOUNG LLP, INDEPENDENT
  AUDITORS                                       14
---------------------------------------------------
ADDRESSES                                        15
---------------------------------------------------

                                       I

SUMMARY OF TRUST EXPENSES--INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

                              INSTITUTIONAL SHARES
                        SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Load Imposed on Purchases (as a percentage of offering
price)...................       None
Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of offering
price)........       None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption
  proceeds, as
applicable)....................................................................
None
Redemption Fee (as a percentage of amount redeemed, if
applicable)............................       None
Exchange
Fee.............................................................................
 .....       None

                ANNUAL INSTITUTIONAL SHARES OPERATING EXPENSES*
               (As a percentage of projected average net assets)

Management Fee (after waiver)
(1).................................................................      0.00%
12b-1
Fee.............................................................................
 ............       None
Total Other
Expenses........................................................................
 ......      0.54%
  Shareholder Services Fee (after waiver)
(2)..........................................      0.09%
        Total Institutional Shares Operating Expenses
(3).........................................      0.54%

(1) The estimated management fee has been reduced to reflect the anticipated voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.50%.
(2)  The maximum shareholder services fee is 0.25%.
(3) The Total Institutional Shares Operating Expenses are estimated to be 1.30% absent the anticipated voluntary waivers of the management fee and shareholder services fee and the anticipated voluntary reimbursement of certain other operating expenses.
* Annual Institutional Shares Operating Expenses in the table above are estimated based on expenses expected to be incurred during the fiscal year ending February 29, 1996. During the course of this period, expenses may be more or less than the amount shown.

    THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF INSTITUTIONAL SHARES OF THE TRUST WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "INVESTING IN INSTITUTIONAL SHARES" AND "TRUST INFORMATION." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE
1 YEAR     3 YEARS
--------------------------------------------------------------------------------
-----  ---------  ---------
You would pay the following expenses on a $1,000 investment
assuming (1) 5% annual return and (2) redemption at the end
of each time
period..................................................................     $6
$17

    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THIS EXAMPLE IS BASED ON ESTIMATED DATA FOR THE FISCAL YEAR ENDING FEBRUARY 29, 1996.

                                       1

GENERAL INFORMATION
--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated June 14, 1995. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees (the "Trustees") have established two classes of shares of the Trust, known as Institutional Shares and Institutional Service Shares. This prospectus relates only to Institutional Shares.

Institutional Shares ("Shares") are sold primarily to accounts for which financial institutions act in a fiduciary or agency capacity, or other accounts where the financial institution maintains master accounts with an aggregate investment of at least $400 million in certain funds which are advised or distributed by affiliates of Federated Investors. Shares are also made available to financial intermediaries, as well as public and private organizations. An investment in the Trust serves as a convenient means of accumulating an interest in a professionally managed, diversified portfolio of U.S. government securities. A minimum initial investment of $25,000 over a 90-day period is required.

Shares are currently sold and redeemed at net asset value without a sales charge imposed by the Trust.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Trust is to pursue total return consistent with current income. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Trust will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Trust pursues its investment objective by investing only in securities which are guaranteed as to payment of principal and interest by the U.S. government or U.S. government agencies or instrumentalities. The Trust will maintain a dollar weighted average portfolio maturity between five and ten years, although the Trust may purchase individual securities with longer maturities. Unless otherwise noted, the investment policies of the Trust may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS.   The  U.S.  government securities  in which  the  Trust
invests are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. These securities are limited to:

    - direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds; and

    - notes, bonds, and discount notes of U.S. government agencies or instrumentalities, such as the: Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives; Farmers Home Administration; Federal Home Loan Banks; Fed-

                                       2

      eral   Home   Loan   Mortgage  Corporation;   Federal   National  Mortgage
      Association; Government National Mortgage Association; and Student Loan Marketing Association.

Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government, such as Government National Mortgage Association participation certificates, are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. These agencies and instrumentalities are supported by:

    - the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;

    - discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or

    - the credit of the agency or instrumentality.

The prices of fixed income securities fluctuate inversely to the direction of interest rates.


The interest rates paid on some of the floating rate securities in which the Trust may invest will be readjusted at certain intervals to an increment over some predetermined interest rate index. Commonly used indices include the one-year and five-year constant maturity Treasury rates, the three-month
Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury Note securities, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate, or commercial paper rates. Some indices closely mirror changes in market interest rate levels. Others tend to lag changes in market rate levels, and tend to have somewhat less volatile interest rates. To the extent that a floating rate security reflects current market rates, the market value of a floating rate security will tend to be less sensitive to interest rate changes than a fixed rate security of the same stated maturity. Hence, adjustable rate floating rate securities which use indices that lag changes in market rates should experience greater price volatility than floating rate securities that closely mirror the market.


REPURCHASE AGREEMENTS. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities to the Trust and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Trust, the Trust could receive less than the repurchase price on any sale of such securities.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Trust may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Trust purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Trust to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Trust may pay more/less than the market value of the securities on the settlement date.

                                       3

The Trust may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Trust may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Trust may realize short-term profits or losses upon the sale of such commitments.

INVESTMENT LIMITATIONS

The Trust will not borrow money directly or through reverse repurchase agreements (arrangements in which the Trust sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Trust may borrow up to one-third of the value of its total assets and pledge securities to secure such borrowings.

The above investment limitation cannot be changed without shareholder approval.

TRUST INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Trust are made by Federated Management, the Trust's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Trust and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Trust.

Both the Trust and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Trust and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Trust's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Trust; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Board of Trustees, and could result in severe penalties.

    ADVISORY FEES. The Trust's adviser receives an annual investment advisory fee equal to .50 of 1% of the Trust's average daily net assets. The adviser has also undertaken to reimburse the Trust for operating expenses in excess of limitations established by certain states. This does not include reimbursement to the Trust of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.

    ADVISER'S BACKGROUND. Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated

                                       4

    Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

    Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $72 billion invested across more than 260 funds under management and/or administration by its subsidiaries, as of December 31, 1994, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,750 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.

    Susan M. Nason has been the Trust's portfolio manager since its inception. Ms. Nason joined Federated Investors in 1987 and has been a Vice President of the Trust's investment adviser since 1993. Ms. Nason served as an Assistant Vice President of the investment adviser from 1990 until 1992, and from 1987 until 1990 she acted as an investment analyst. Ms. Nason is a Chartered Financial Analyst and received her M.B.A. in Finance from Carnegie Mellon University.

    Joseph M. Balestrino has been the Trust's portfolio manager since its inception. Mr. Balestrino, who joined Federated Investors in 1986, has been a Vice President of the Trust's investment adviser since July 1, 1995, and was formerly an Assistant Vice President since 1991. Mr. Balestrino served as an Investment Analyst of the investment adviser from 1989 until 1991, and from 1986 until 1989 he acted as Project Manager in the Product Development Department. Mr. Balestrino is a Chartered Financial Analyst and received his M.A. in Urban and Regional Planning from the University of Pittsburgh.

EXPENSES OF THE TRUST AND INSTITUTIONAL SHARES

Holders of Shares pay their allocable portion of Trust expenses. The Trust expenses for which holders of Shares pay their allocable portion include, but are not limited to: the cost of organizing the Trust and continuing its existence; registering the Trust with federal and state securities authorities; Trustees fees; auditors' fees; the cost of meetings of Trustees; legal fees of the Trust; association membership dues; and such non-recurring and extraordinary items as may arise from time to time.

The portfolio expenses for which holders of Shares pay their allocable portion include, but are not limited to: registering the portfolio and Shares of the portfolio; investment advisory services; taxes and commissions; custodian fees; insurance premiums; auditors' fees; and such non-recurring and extraordinary items as may arise from time to time.

At present, the only expenses allocated to the Shares as a class are expenses under the Trust's Shareholder Services Agreement which relate to the Shares. However, the Board of Trustees reserves the right to allocate certain other expenses to holders of Shares as it deems appropriate ("Class Expenses"). In any case, Class Expenses would be limited to: transfer agent fees as identified by the transfer agent as attributable to holders of Shares; printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxies to current shareholders; registration fees paid to the Securities and Exchange Commission and registration fees paid to

                                       5

state securities commissions; expenses related to administrative personnel and services as required to support holders of Shares; legal fees relating solely to Shares; and Trustees' fees incurred as a result of issues relating solely to Shares.

DISTRIBUTION OF INSTITUTIONAL SHARES

Federated Securities Corp. is the principal distributor for the Shares. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

SHAREHOLDER SERVICES. The Trust has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Trust may make payments up to 0.25 of 1.00% of the average daily net asset value of the Trust to obtain certain personal services for shareholders and to maintain shareholder accounts ("Shareholder Services"). Under the Shareholder Services Agreement, Federated Shareholder Services will either perform Shareholder Services directly or will select financial institutions to perform Shareholder Services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which fees will be paid will be determined from time to time by the Trust and Federated Shareholder Services.

In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for their performance of sales services, distribution-related support services, or Shareholder Services.

OTHER PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to periodic payments to financial institutions for shareholder services, certain financial institutions may be compensated by the Trust's investment adviser or its affiliates for the continuing investment of customers' assets in certain funds, including the Trust, advised by those entities. These payments will be made directly by the distributor or the Trust's investment adviser from their assets, and will not be made from the assets of the Trust or by the assessment of a sales load on Shares.

The Glass-Steagall Act prohibits a depository institution (such as a commercial bank or a savings and loan association) from being an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the administrative capacities described above or should Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the services.

State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state law.

ADMINISTRATION OF THE TRUST

ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Trust. Federated Administrative Services provides these at an annual

                                       6

rate which relates to the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors ("Federated Funds") as specified below:

              MAXIMUM                AVERAGE AGGREGATE DAILY NET ASSETS
         ADMINISTRATIVE FEE                OF THE FEDERATED FUNDS
        --------------------        ------------------------------------
             0.15 of 1%             on the first $250 million
            0.125 of 1%             on the next $250 million
             0.10 of 1%             on the next $250 million
            0.075 of 1%             on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Administrative Services may choose voluntarily to waive a portion of its fee.

CUSTODIAN. State Street Bank and Trust Company ("State Street Bank"), Boston, Massachusetts, is custodian for the securities and cash of the Trust.

TRANSFER  AGENT  AND DIVIDEND  DISBURSING  AGENT.   Federated  Services Company,
Pittsburgh, Pennsylvania is transfer agent for the shares of the Trust and dividend disbursing agent for the Trust.

INDEPENDENT AUDITORS. The independent auditors for the Trust are Ernst & Young LLP, Pittsburgh, Pennsylvania 15219.

NET ASSET VALUE
--------------------------------------------------------------------------------

The Trust's net asset value per share fluctuates. The net asset value for Shares is determined by adding the interest of the Shares in the market value of all securities and other assets of the Trust, subtracting the interest of the Shares in the liabilities of the Trust and those attributable to Shares, and dividing the remainder by the total number of Shares outstanding. The net asset value of Institutional Shares may exceed that of Institutional Service Shares due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

INVESTING IN INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

SHARE PURCHASES

Shares are sold on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or mail.

To purchase Shares, open an account by calling Federated Securities Corp. Information needed to establish an account will be taken over the telephone. The Trust reserves the right to reject any purchase request.

BY WIRE. To purchase Shares by Federal Reserve wire, call the Trust before 4:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal wire funds must

                                       7

be received before 3:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows: Federated Services Company c/o State Street Bank and Trust Company, Boston, Massachusetts; Attention:
EDGEWIRE; For Credit to: Federated U.S. Government Securities Fund: 5-10 Years--Institutional Shares; Trust Number (this number can be found on the account statement or by contacting the Trust); Group Number or Wire Order Number; Nominee or Institution Name; and ABA Number 011000028.

BY MAIL. To purchase Shares by mail, send a check made payable to Federated U.S. Government Securities Fund: 5-10 Years--Institutional Shares to Federated Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received after payment by check is converted by the transfer agent's bank, State Street Bank, into federal funds. This is generally the next business day after State Street Bank receives the check.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in Shares is $25,000. However, an account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Trust. Accounts established through a non-affiliated bank or broker may be subject to a smaller minimum investment.

WHAT SHARES COST

Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Trust. Investors who purchase Shares through a non-affiliated bank or broker may be charged an additional service fee by that bank or broker.

The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on (i) days on which there are not sufficient changes in the value of the Trust's portfolio securities such that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; and (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Trust, Federated Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Trust.

Detailed confirmations of each purchase or redemption are sent to each shareholder. Monthly confirmations are sent to report dividends paid during the month.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are declared just prior to determining net asset value. If an order for Shares is placed on the preceding business day, Shares purchased by wire begin earning dividends on the business day wire payment is received by State Street Bank. If the order for Shares and payment by wire are received on the same day, Shares begin earning dividends on the next business day. Shares purchased by check begin earning dividends on the business day

                                       8

after the check is converted by the transfer agent into federal funds. Dividends are automatically reinvested on payment dates in additional Shares unless cash payments are requested by contacting the Trust.

CAPITAL GAINS

Capital gains realized by the Trust, if any, will be distributed at least once every 12 months.

REDEEMING INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

The Trust redeems Shares at their net asset value next determined after the Trust receives the redemption request. Redemptions will be made on days on which the Trust computes its net asset value. Redemption requests must be received in proper form and can be made by telephone request or by written request.

TELEPHONE REDEMPTION

Shareholders may redeem their Shares by telephoning the Trust before 4:00 p.m. (Eastern time). Telephone redemption instructions may be recorded. All proceeds will normally be wire transferred the following business day, but in no event more than seven days, to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. If at any time the Trust shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

An authorization form permitting the Trust to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as written requests, should be considered. If reasonable procedures are not followed by the Trust, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

WRITTEN REQUESTS

Shares may also be redeemed by sending a written request to the Trust. Call the Trust for specific instructions before redeeming by letter. The shareholder will be asked to provide in the request his name, the Trust name and class of shares name, his account number, and the share or dollar amount requested. If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail to Federated Services Company, 500 Victory Road-2nd Floor, Quincy, Massachusetts, 02171 with the written request.

SIGNATURES. Shareholders requesting a redemption of $50,000 or more, a redemption of any amount to be sent to an address other than that on record with the Trust, or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:

    - a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC");

    - a member of the New York, American, Boston, Midwest, or Pacific Stock Exchange;

                                       9

    - a savings bank or savings and loan association whose deposits are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

    - any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Trust does not accept signatures guaranteed by a notary public.

The Trust and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Trust may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Trust and its transfer agent reserve the right to amend these standards at any time without notice.

RECEIVING  PAYMENT.   Normally, a  check for the  proceeds is  mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Trust may redeem Shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000. This requirement does not apply, however, if the balance falls below $25,000 because of changes in the Trust's net asset value.

Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS

Each share of the Trust gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights except that in matters affecting only a particular portfolio or class, only shares of that portfolio or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders for this purpose shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust entitled to vote.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect the shareholders of the Trust, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument that the Trust or its Trustees enter into or sign on behalf of the Trust.

                                       10

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them from its assets.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Trust will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

PENNSYLVANIA CORPORATE AND PERSONAL PROPERTY TAXES

In the opinion of Houston, Houston & Donnelly, counsel to the Trust:

    - the Trust is not subject to Pennsylvania corporate or personal property taxes; and

    - Trust shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Trust would be subject to such taxes if owned directly by residents of those jurisdictions.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Trust advertises its total return and yield for Shares.

Total return represents the change, over a specified period of time, in the value of an investment in Shares of the Trust after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of Shares of the Trust is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by Shares over a thirty-day period by the maximum offering price per share of Shares on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

The Trust is sold without any sales charge or other similar non-recurring charges.

                                       11

Total return and yield will be calculated separately for Institutional Shares and Institutional Service Shares.

From time to time, advertisements for the Trust may refer to ratings, rankings, and other information in certain financial publications and/or compare the Trust's performance to certain indices.

OTHER CLASSES OF SHARES
--------------------------------------------------------------------------------

The Trust also offers another class of shares called Institutional Service Shares. Institutional Service Shares are sold at net asset value primarily to retail and private banking customers of financial institutions and are subject to a minimum initial investment of $25,000.

Institutional Shares and Institutional Service Shares are subject to certain of the same expenses; however, Institutional Service Shares are distributed under a 12b-1 Plan adopted by the Trust. This, plus other expense differences between Institutional Shares and Institutional Service Shares, may affect the performance of each class.

To obtain more information and a prospectus for Institutional Service Shares, investors may call 1-800-235-4669.

                                       12

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 5-10 YEARS

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 5, 1995
--------------------------------------------------------------------------------

ASSETS:
--------------------------------------------------------------------------------
Cash
$100,000
--------------------------------------------------------------------------------
--------
LIABILITIES:
--
--------------------------------------------------------------------------------
--------
NET ASSETS for 10,000 shares outstanding
$100,000
--------------------------------------------------------------------------------
--------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per Share:
($100,000  DIVIDED BY 10,000 shares outstanding)
$  10.00
--------------------------------------------------------------------------------
--------

NOTES:

(1) Federated U.S. Government Securities Fund: 5-10 Years (the "Trust") was established as a Massachusetts business trust under a Declaration of Trust dated June 14, 1995, and has no operations since that date other than those relating to organization matters, including the issuance on September 5,
     1995, of 10,000 shares at $10.00 per share to Federated Administrative Services, the Administrator of the Trust. Expenses of organization incurred by the Trust, estimated at $35,000 were borne initially by the Administrator. The Trust has agreed to reimburse the Administrator for the organizational expenses and start-up administrative expenses during the five year period following date the Trust first became effective.

(2) Reference is made to "Management of the Trust", "Administration of the Trust" and "Tax Information" in this Prospectus for a description of the investment advisory fee, administration and other services and other federal tax aspects of the Trust.

                                       13

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
---------------------------------------------------------

To the Board of Trustees and Shareholders of FEDERATED U.S. GOVERNMENT SECURITIES FUND: 5-10 YEARS:

We have audited the accompanying statement of assets and liabilities of Federated U.S. Government Securities Fund: 5-10 Years as of September 5, 1995. This statement of assets and liabilities is the responsibility of the Fund's management. Our responsibility is to express an opinion on this statement of assets and liabilities based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement of assets and liabilities presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities presents fairly, in all material respects, the net assets of the Federated U.S. Government Securities
Fund: 5-10 Years as of September 5, 1995, in conformity with generally accepted accounting principles.

                                          ERNST & YOUNG LLP

Pittsburgh, Pennsylvania
September 6, 1995

                                       14

ADDRESSES
--------------------------------------------------------------------------------

Federated U.S. Government Securities Fund: 5-10 Years
              Institutional Shares                               Federated
Investors Tower
                                                                 Pittsburgh,
Pennsylvania 15222-3779
--------------------------------------------------------------------------------
-----------

Distributor
              Federated Securities Corp.                         Federated
Investors Tower
                                                                 Pittsburgh,
Pennsylvania 15222-3779
--------------------------------------------------------------------------------
-----------

Investment Adviser
              Federated Management                               Federated
Investors Tower
                                                                 Pittsburgh,
Pennsylvania 15222-3779
--------------------------------------------------------------------------------
-----------

Custodian
              State Street Bank and Trust Company                P.O. Box 8600
                                                                 Boston,
Massachusetts 02266-8600
--------------------------------------------------------------------------------
-----------

Transfer Agent and Dividend Disbursing Agent
              Federated Services Company                         P.O Box 8600
                                                                 Boston,
Massachusetts 02266-8600
--------------------------------------------------------------------------------
-----------

Independent Auditors
              Ernst & Young LLP                                  One Oxford
Centre
                                                                 Pittsburgh,
Pennsylvania 15219
--------------------------------------------------------------------------------
-----------

                                       15

--------------------------------------------------------------------------------
                                  FEDERATED U.S.
                                  GOVERNMENT SECURITIES
                                  FUND: 5-10 YEARS
                                  INSTITUTIONAL SHARES
                                  PROSPECTUS

                                  An Open-End, Diversified Management
                                  Investment Company


                                  Prospectus dated September 13, 1995


[LOGO]     FEDERATED SECURITIES CORP.
           Distributor
           A subsidiary of FEDERATED INVESTORS
           FEDERATED INVESTORS TOWER
           PITTSBURGH, PA 15222-3779

           G01209-01-IS                            [RECYCLED PAPER LOGO]

--------------------------------------------------------------------------------
    FEDERATED U.S. GOVERNMENT SECURITIES FUND: 5-10 YEARS
    INSTITUTIONAL SERVICE SHARES
     PROSPECTUS

     The Institutional Service Shares offered by this prospectus represent interests in a diversified portfolio of securities of Federated U.S. Government Securities Fund: 5-10 Years (the "Trust"). The Trust is an open-end management investment company (a mutual fund).

     The investment objective of the Trust is to pursue total return consistent with current income. The Trust invests in U.S. government securities. Institutional Service Shares are sold at net asset value.

     THE INSTITUTIONAL SERVICE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY
     ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL
     AGENCY.   INVESTMENT  IN  THESE   SHARES  INVOLVES  INVESTMENT  RISKS,
     INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
         This prospectus contains the information you should read and know before you invest in Institutional Service Shares of the Trust. Keep this
     prospectus for future reference.


     The Trust has also filed a Combined Statement of Additional Information for Institutional Shares and Institutional Service Shares dated September 13, 1995, with the Securities and Exchange Commission. The information contained in the Combined Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Combined Statement of Additional Information which is in paper form only, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information or make inquiries about the Trust, contact the Trust at the address listed in the back of this prospectus.


     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


     Prospectus dated September 13, 1995


TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF TRUST EXPENSES--
  INSTITUTIONAL SERVICE SHARES                    1
---------------------------------------------------
GENERAL INFORMATION                               2
---------------------------------------------------
INVESTMENT INFORMATION                            2
---------------------------------------------------
  Investment Objective                            2
  Investment Policies                             2
  Investment Limitations                          4

TRUST INFORMATION                                 4
---------------------------------------------------
  Management of the Trust                         4
  Expenses of the Trust and
    Institutional Service Shares                  5
  Distribution of Institutional Service
    Shares                                        6
  Administration of the Trust                     7

NET ASSET VALUE                                   7
---------------------------------------------------
INVESTING IN INSTITUTIONAL SERVICE
  SHARES                                          8
---------------------------------------------------
  Share Purchases                                 8
  Minimum Investment Required                     8
  What Shares Cost                                8
  Certificates and Confirmations                  9
  Dividends                                       9
  Capital Gains                                   9

REDEEMING INSTITUTIONAL SERVICE SHARES            9
---------------------------------------------------
  Telephone Redemption                            9
  Written Requests                               10
  Accounts With Low Balances                     10

SHAREHOLDER INFORMATION                          11
---------------------------------------------------
  Voting Rights                                  11
  Massachusetts Partnership Law                  11

TAX INFORMATION                                  11
---------------------------------------------------
  Federal Income Tax                             11
  Pennsylvania Corporate and Personal
    Property Taxes                               11

PERFORMANCE INFORMATION                          12
---------------------------------------------------
OTHER CLASSES OF SHARES                          12
---------------------------------------------------
FINANCIAL STATEMENTS                             13
---------------------------------------------------
REPORT OF ERNST & YOUNG LLP, INDEPENDENT
  AUDITORS                                       14
---------------------------------------------------
ADDRESSES                                        15
---------------------------------------------------

                                       I

SUMMARY OF TRUST EXPENSES--INSTITUTIONAL SERVICE SHARES
--------------------------------------------------------------------------------

                          INSTITUTIONAL SERVICE SHARES
                        SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Load Imposed on Purchases (as a percentage of offering
price)...................       None
Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of offering
price)........       None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption
  proceeds, as
applicable)....................................................................
None
Redemption Fee (as a percentage of amount redeemed, if
applicable)............................       None
Exchange
Fee.............................................................................
 .....       None

            ANNUAL INSTITUTIONAL SERVICE SHARES OPERATING EXPENSES*
               (As a percentage of projected average net assets)

Management Fee (after waiver)
(1).................................................................      0.00%
12b-1
Fee.............................................................................
 ............      0.25%
Total Other
Expenses........................................................................
 ......      0.54%
  Shareholder Services Fee (after waiver)
(2)..........................................      0.09%
        Total Institutional Service Shares Operating Expenses
(3).................................      0.79%

(1) The estimated management fee has been reduced to reflect the anticipated voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.50%.
(2)  The maximum shareholder services fee is 0.25%.
(3) The Total Institutional Service Shares Operating Expenses are estimated to be 1.55% absent the anticipated voluntary waivers of the management fee and shareholder services fee and the anticipated voluntary reimbursement of certain other operating expenses.
* Annual Institutional Service Shares Operating Expenses in the table above are estimated based on expenses expected to be incurred during the fiscal year ending February 29, 1996. During the course of this period, expenses may be more or less than the amount shown.

        THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF INSTITUTIONAL SERVICE SHARES OF THE TRUST WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "INVESTING IN INSTITUTIONAL SERVICE SHARES" AND "TRUST INFORMATION." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE
1 YEAR     3 YEARS
--------------------------------------------------------------------------------
-----  ---------  ---------
You would pay the following expenses on a $1,000 investment
assuming (1) 5% annual return and (2) redemption at the end
of each time
period..................................................................     $8
$25

        THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THIS EXAMPLE IS BASED ON ESTIMATED DATA FOR THE FISCAL YEAR ENDING FEBRUARY 29, 1996.

                                       1

GENERAL INFORMATION
--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated June 14, 1995. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees (the "Trustees") have established two classes of shares of the Trust, known as Institutional Shares and Institutional Service Shares. This prospectus relates only to Institutional Service Shares.

Institutional Service Shares ("Shares") are designed primarily for retail and private banking customers of financial institutions as a convenient means of accumulating an interest in a professionally managed, diversified portfolio of U.S. government securities. A minimum initial investment of $25,000 over a 90-day period is required.

Shares are currently sold and redeemed at net asset value without a sales charge imposed by the Trust.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Trust is to pursue total return consistent with current income. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Trust will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Trust pursues its investment objective by investing only in securities which are guaranteed as to payment of principal and interest by the U.S. government or U.S. government agencies or instrumentalities. The Trust will maintain a dollar weighted average portfolio maturity between five and ten years, although the Trust may purchase individual securities with longer maturities. Unless otherwise noted, the investment policies of the Trust may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE  INVESTMENTS.   The  U.S. government  securities  in which  the Trust
invests are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. These securities are limited to:

    - direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds; and

    - notes, bonds, and discount notes of U.S. government agencies or instrumentalities, such as the: Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives; Farmers Home Administration; Federal Home Loan Banks; Federal Home Loan Mortgage Corporation; Federal National Mortgage Association; Government National Mortgage Association; and Student Loan Marketing Association.

                                       2

Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government, such as Government National Mortgage Association participation certificates, are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. These agencies and instrumentalities are supported by:

    - the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;

    - discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or

    - the credit of the agency or instrumentality.

The prices of fixed income securities fluctuate inversely to the direction of interest rates.


The interest rates paid on some of the floating rate securities in which the Trust may invest will be readjusted at certain intervals to an increment over some predetermined interest rate index. Commonly used indices include the one-year and five-year constant maturity Treasury rates, the three-month
Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury Note securities, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate, or commercial paper rates. Some indices closely mirror changes in market interest rate levels. Others tend to lag changes in market rate levels, and tend to have somewhat less volatile interest rates. To the extent that a floating rate security reflects current market rates, the market value of a floating rate security will tend to be less sensitive to interest rate changes than a fixed rate security of the same stated maturity. Hence, adjustable rate floating rate securities which use indices that lag changes in market rates should experience greater price volatility than floating rate securities that closely mirror the market.


REPURCHASE AGREEMENTS. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities to the Trust and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Trust, the Trust could receive less than the repurchase price on any sale of such securities.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Trust may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Trust purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Trust to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Trust may pay more/less than the market value of the securities on the settlement date.

The Trust may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Trust may enter into transactions to sell its purchase commitments to third parties

                                       3

at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Trust may realize short-term profits or losses upon the sale of such commitments.

INVESTMENT LIMITATIONS

The Trust will not borrow money directly or through reverse repurchase agreements (arrangements in which the Trust sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Trust may borrow up to one-third of the value of its total assets and pledge securities to secure such borrowings.

The above investment limitation cannot be changed without shareholder approval.

TRUST INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Trust are made by Federated Management, the Trust's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Trust and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Trust.

Both the Trust and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Trust and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Trust's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Trust; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Board of Trustees, and could result in severe penalties.

    ADVISORY FEES. The Trust's adviser receives an annual investment advisory fee equal to .50 of 1% of the Trust's average daily net assets. The adviser has also undertaken to reimburse the Trust for operating expenses in excess of limitations established by certain states. This does not include reimbursement to the Trust of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.

    ADVISER'S BACKGROUND. Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

                                       4

    Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $72 billion invested across more than 260 funds under management and/or administration by its subsidiaries, as of December 31, 1994, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,750 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.

    Susan M. Nason has been the Trust's portfolio manager since its inception. Ms. Nason joined Federated Investors in 1987 and has been a Vice President of the Trust's investment adviser since 1993. Ms. Nason served as an Assistant Vice President of the investment adviser from 1990 until 1992, and from 1987 until 1990 she acted as an investment analyst. Ms. Nason is a Chartered Financial Analyst and received her M.B.A. in Finance from Carnegie Mellon University.

    Joseph M. Balestrino has been the Trust's portfolio manager since its inception. Mr. Balestrino, who joined Federated Investors in 1986, has been a Vice President of the Trust's investment adviser since July 1, 1995, and was formerly an Assistant Vice President since 1991. Mr. Balestrino served as an Investment Analyst of the investment adviser from 1989 until 1991, and from 1986 until 1989 he acted as Project Manager in the Product Development Department. Mr. Balestrino is a Chartered Financial Analyst and received his M.A. in Urban and Regional Planning from the University of Pittsburgh.

EXPENSES OF THE TRUST AND INSTITUTIONAL SERVICE SHARES

Holders of Shares pay their allocable portion of Trust expenses. The Trust expenses for which holders of Shares pay their allocable portion include, but are not limited to: the cost of organizing the Trust and continuing its existence; registering the Trust with federal and state securities authorities; Trustees fees; auditors' fees; the cost of meetings of Trustees; legal fees of the Trust; association membership dues; and such non-recurring and extraordinary items as may arise from time to time.

The portfolio expenses for which holders of Shares pay their allocable portion include, but are not limited to: registering the portfolio and Shares of the portfolio; investment advisory services; taxes and commissions; custodian fees; insurance premiums; auditors' fees; and such non-recurring and extraordinary items as may arise from time to time.

At present, the only expenses allocated to the Shares as a class are expenses under the Trust's Shareholder Services Agreement and the Trust's Distribution Plan which relate to the Shares. However, the Board of Trustees reserves the right to allocate certain other expenses to holders of shares as it deems appropriate ("Class Expenses"). In any case, Class Expenses would be limited to: transfer agent fees as identified by the transfer agent as attributable to holders of Shares; printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxies to current shareholders; registration fees paid to the Securities and Exchange Commission and registration fees paid to state securities commissions; expenses related to administrative personnel and

                                       5

services as required to support holders of Shares; legal fees relating solely to Shares; and Trustees' fees incurred as a result of issues relating solely to Shares.

DISTRIBUTION OF INSTITUTIONAL SERVICE SHARES

Federated Securities Corp. is the principal distributor for the Shares. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

DISTRIBUTION PLAN AND SHAREHOLDER SERVICES. Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Distribution Plan"), the Trust may pay to the distributor an amount, computed at an annual rate of
0.25 of 1.00% of the average daily net asset value of Shares, to finance any activity which is principally intended to result in the sale of Shares subject to the Distribution Plan. The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers.

The Distribution Plan is a compensation-type plan. As such, the Trust makes no payments to the distributor except as described above. Therefore, the Trust does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Trust, interest, carrying, or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by the Trust under the Distribution Plan.

In addition, the Trust has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Trust may make payments up to 0.25 of 1.00% of the average daily net asset value of the Trust to obtain certain personal services for shareholders and to maintain shareholder accounts ("Shareholder Services"). Under the Shareholder Services Agreement, Federated Shareholder Services will either perform Shareholder Services directly or will select financial institutions to perform Shareholder Services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which fees will be paid will be determined from time to time by the Trust and Federated Shareholder Services.

In addition to payments made pursuant to the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions for the performance of sales services, distribution-related support services, or Shareholder Services.

The Glass-Steagall Act prohibits a depository institution (such as a commercial bank or savings association) from being an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the capacities described above or should Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the services.

                                       6

State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state laws.

The distributor may, from time to time and for such periods as it deems appropriate, voluntarily reduce its compensation under the Plans.

OTHER PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to periodic payments to financial institutions under the Distribution Plan and Shareholder Services Agreement, certain financial institutions may be compensated by the Adviser or its affiliates for the continuing investment of customers' assets in certain funds, including the Trust, advised by those entities. These payments will be made directly by the distributor or Adviser from their assets, and will not be made from the assets of the Trust or by the assessment of a sales load on Shares.

ADMINISTRATION OF THE TRUST

ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Trust. Federated Administrative Services provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors ("Federated Funds") as specified below:

              MAXIMUM                AVERAGE AGGREGATE DAILY NET ASSETS
         ADMINISTRATIVE FEE                OF THE FEDERATED FUNDS
        --------------------        ------------------------------------
             0.15 of 1%             on the first $250 million
            0.125 of 1%             on the next $250 million
             0.10 of 1%             on the next $250 million
            0.075 of 1%             on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Administrative Services may choose voluntarily to waive a portion of its fee.

CUSTODIAN.   State Street Bank and  Trust Company ("State Street Bank"), Boston,
Massachusetts, is custodian for the securities and cash of the Trust.

TRANSFER AGENT  AND  DIVIDEND DISBURSING  AGENT.   Federated  Services  Company,
Pittsburgh, Pennsylvania is transfer agent for the shares of the Trust and dividend disbursing agent for the Trust.

INDEPENDENT AUDITORS. The independent auditors for the Trust are Ernst & Young LLP, Pittsburgh, Pennsylvania 15219.

NET ASSET VALUE
--------------------------------------------------------------------------------

The Trust's net asset value per share fluctuates. The net asset value for Shares is determined by adding the interest of the Shares in the market value of all securities and other assets of the Trust, subtracting the interest of the Shares in the liabilities of the Trust and those attributable to Shares, and

                                       7

dividing the remainder by the total number of Shares outstanding. The net asset value of Institutional Shares may exceed that of Institutional Service Shares due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

INVESTING IN INSTITUTIONAL SERVICE SHARES
--------------------------------------------------------------------------------

SHARE PURCHASES

Shares are sold on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or mail.

To purchase Shares, open an account by calling Federated Securities Corp. Information needed to establish an account will be taken over the telephone. The Trust reserves the right to reject any purchase request.

BY WIRE. To purchase Shares by Federal Reserve wire, call the Trust before 4:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal wire funds must be received before 3:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows: Federated Services Company c/o State Street Bank and Trust Company, Boston, Massachusetts; Attention: EDGEWIRE; For Credit to:
Federated U.S. Government Securities Fund: 5-10 Years--Institutional Service Shares; Trust Number (this number can be found on the account statement or by contacting the Trust); Group Number or Wire Order Number; Nominee or Institution Name; and ABA Number 011000028.

BY MAIL. To purchase Shares by mail, send a check made payable to Federated U.S. Government Securities Fund: 5-10 Years--Institutional Service Shares to Federated Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received after payment by check is converted by the transfer agent's bank, State Street Bank, into federal funds. This is generally the next business day after State Street Bank receives the check.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in Shares is $25,000. However, an account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Trust. Accounts established through a non-affiliated bank or broker may be subject to a smaller minimum investment.

WHAT SHARES COST

Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Trust. Investors who purchase Shares through a non-affiliated bank or broker may be charged an additional service fee by that bank or broker.

The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on (i) days on which there are not suffi-

                                       8

cient changes in the value of the Trust's portfolio securities such that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; and (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Trust, Federated Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Trust.

Detailed confirmations of each purchase or redemption are sent to each shareholder. Monthly confirmations are sent to report dividends paid during the month.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are declared just prior to determining net asset value. If an order for Shares is placed on the preceding business day, Shares purchased by wire begin earning dividends on the business day wire payment is received by State Street Bank. If the order for Shares and payment by wire are received on the same day, Shares begin earning dividends on the next business day. Shares purchased by check begin earning dividends on the business day after the check is converted by the transfer agent into federal funds. Dividends are automatically reinvested on payment dates in additional Shares unless cash payments are requested by contacting the Trust.

CAPITAL GAINS

Capital gains realized by the Trust, if any, will be distributed at least once every 12 months.

REDEEMING INSTITUTIONAL SERVICE SHARES
--------------------------------------------------------------------------------

The Trust redeems Shares at their net asset value next determined after the Trust receives the redemption request. Redemptions will be made on days on which the Trust computes its net asset value. Redemption requests must be received in proper form and can be made by telephone request or by written request.

TELEPHONE REDEMPTION

Shareholders may redeem their Shares by telephoning the Trust before 4:00 p.m. (Eastern time). Telephone redemption instructions may be recorded. All proceeds will normally be wire transferred the following business day, but in no event more than seven days, to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. If at any time the Trust shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

An authorization form permitting the Trust to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as written

                                       9

requests, should be considered. If reasonable procedures are not followed by the Trust, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

WRITTEN REQUESTS

Shares may also be redeemed by sending a written request to the Trust. Call the Trust for specific instructions before redeeming by letter. The shareholder will be asked to provide in the request his name, the Trust name and class of shares name, his account number, and the share or dollar amount requested. If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail to Federated Services Company, 500 Victory Road-2nd Floor, Quincy, Massachusetts, 02171 with the written request.

SIGNATURES. Shareholders requesting a redemption of $50,000 or more, a redemption of any amount to be sent to an address other than that on record with the Trust, or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:

    - a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC");

    - a member of the New York, American, Boston, Midwest, or Pacific Stock Exchange;

    - a savings bank or savings and loan association whose deposits are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

    - any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Trust does not accept signatures guaranteed by a notary public.

The Trust and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Trust may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Trust and its transfer agent reserve the right to amend these standards at any time without notice.

RECEIVING PAYMENT.   Normally, a  check for the  proceeds is  mailed within  one business day, but in no event more than seven days, after receipt of a proper written redemption request.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Trust may redeem Shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000. This requirement does not apply, however, if the balance falls below $25,000 because of changes in the Trust's net asset value.

Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.

                                       10

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS

Each share of the Trust gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights except that in matters affecting only a particular portfolio or class, only shares of that portfolio or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders for this purpose shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust entitled to vote.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect the shareholders of the Trust, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument that the Trust or its Trustees enter into or sign on behalf of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them from its assets.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Trust will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

PENNSYLVANIA CORPORATE AND PERSONAL PROPERTY TAXES

In the opinion of Houston, Houston & Donnelly, counsel to the Trust:

    - the Trust is not subject to Pennsylvania corporate or personal property taxes; and

                                       11

    - Trust shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Trust would be subject to such taxes if owned directly by residents of those jurisdictions.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Trust advertises its total return and yield for Shares.

Total return represents the change, over a specified period of time, in the value of an investment in Shares of the Trust after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of Shares of the Trust is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by Shares over a thirty-day period by the maximum offering price per share of Shares on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

The Trust is sold without any sales charge or other similar non-recurring charges.

Total return and yield will be calculated separately for Institutional Shares and Institutional Service Shares.

From time to time, advertisements for the Trust may refer to ratings, rankings, and other information in certain financial publications and/or compare the Trust's performance to certain indices.

OTHER CLASSES OF SHARES
--------------------------------------------------------------------------------

The Trust also offers another class of shares called Institutional Shares. Institutional Shares are sold at net asset value primarily to accounts for which financial institutions act in a fiduciary or agency capacity, or other accounts where the financial institution maintains master accounts with an aggregate investment of at least $400 million in certain funds which are advised or distributed by affiliates of Federated Investors. Institutional Shares are also made available to financial intermediaries, as well as private and public organizations and are subject to a minimum initial investment of $25,000.

Institutional Shares and Institutional Service Shares are subject to certain of the same expenses; however, Institutional Service Shares are distributed under a 12b-1 Plan adopted by the Trust. This, plus other expense differences between Institutional Shares and Institutional Service Shares, may affect the performance of each class.

To obtain more information and a prospectus for Institutional Shares, investors may call 1-800-235-4669.

                                       12

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 5-10 YEARS

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 5, 1995
--------------------------------------------------------------------------------

ASSETS:
--------------------------------------------------------------------------------
Cash
$100,000
--------------------------------------------------------------------------------
--------
LIABILITIES:
--
--------------------------------------------------------------------------------
--------
NET ASSETS for 10,000 shares outstanding
$100,000
--------------------------------------------------------------------------------
--------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per Share:
($100,000  DIVIDED BY 10,000 shares outstanding)
$  10.00
--------------------------------------------------------------------------------
--------

NOTES:

(1) Federated U.S. Government Securities Fund: 5-10 Years (the "Trust") was established as a Massachusetts business trust under a Declaration of Trust dated June 14, 1995, and has no operations since that date other than those relating to organization matters, including the issuance on September 5,
     1995, of 10,000 shares at $10.00 per share to Federated Administrative Services, the Administrator of the Trust. Expenses of organization incurred by the Trust, estimated at $35,000 were borne initially by the Administrator. The Trust has agreed to reimburse the Administrator for the organizational expenses and start-up administrative expenses during the five year period following date the Trust first became effective.

(2) Reference is made to "Management of the Trust", "Administration of the Trust" and "Tax Information" in this Prospectus for a description of the investment advisory fee, administration and other services and other federal tax aspects of the Trust.

                                       13

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
---------------------------------------------------------

To the Board of Trustees and Shareholders of FEDERATED U.S. GOVERNMENT SECURITIES FUND: 5-10 YEARS:

We have audited the accompanying statement of assets and liabilities of Federated U.S. Government Securities Fund: 5-10 Years as of September 5, 1995. This statement of assets and liabilities is the responsibility of the Fund's management. Our responsibility is to express an opinion on this statement of assets and liabilities based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement of assets and liabilities presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities presents fairly, in all material respects, the net assets of the Federated U.S. Government Securities
Fund: 5-10 Years as of September 5, 1995, in conformity with generally accepted accounting principles.

                                          ERNST & YOUNG LLP

Pittsburgh, Pennsylvania
September 6, 1995

                                       14

ADDRESSES
--------------------------------------------------------------------------------

Federated U.S. Government Securities Fund: 5-10 Years
              Institutional Service Shares                       Federated
Investors Tower
                                                                 Pittsburgh,
Pennsylvania 15222-3779
--------------------------------------------------------------------------------
-----------

Distributor
              Federated Securities Corp.                         Federated
Investors Tower
                                                                 Pittsburgh,
Pennsylvania 15222-3779
--------------------------------------------------------------------------------
-----------

Investment Adviser
              Federated Management                               Federated
Investors Tower
                                                                 Pittsburgh,
Pennsylvania 15222-3779
--------------------------------------------------------------------------------
-----------

Custodian
              State Street Bank and Trust Company                P.O. Box 8600
                                                                 Boston,
Massachusetts 02266-8600
--------------------------------------------------------------------------------
-----------

Transfer Agent and Dividend Disbursing Agent
              Federated Services Company                         P.O. Box 8600
                                                                 Boston,
Massachusetts 02266-8600
--------------------------------------------------------------------------------
-----------

Independent Auditors
              Ernst & Young LLP                                  One Oxford
Centre
                                                                 Pittsburgh,
Pennsylvania 15219
--------------------------------------------------------------------------------
-----------

                                       15

--------------------------------------------------------------------------------
                                  FEDERATED U.S.
                                  GOVERNMENT SECURITIES
                                  FUND: 5-10 YEARS
                                  INSTITUTIONAL SERVICE SHARES
                                  PROSPECTUS

                                  An Open-End, Diversified Management
                                  Investment Company


                                  Prospectus dated September 13, 1995


[LOGO]     FEDERATED SECURITIES CORP.
           Distributor
           A subsidiary of FEDERATED INVESTORS
           FEDERATED INVESTORS TOWER
           PITTSBURGH, PA 15222-3779

           G01209-04-SS                            [RECYCLED PAPER LOGO]





*FEDERATED U.S. GOVERNMENT SECURITIES FUND: 5-10 YEARS
INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES
Combined Statement of Additional Information











   The Institutional Shares and Institutional Service Shares represent interests in a diversified portfolio of securities of Federated U.S. Government Securities Fund: 5-10 Years (the "Trust"). This Combined Statement of Additional Information should be read with the respective prospectuses for Institutional Shares and Institutional Service Shares dated September 13, 1995. This Statement is not a prospectus itself. To receive a copy of either prospectus, write or call the Trust.

   FEDERATED INVESTORS TOWER
   PITTSBURGH, PENNSYLVANIA 15222-3779

   Statement dated September 13, 1995


FEDERATED SECURITIES CORP.
Distributor
A subsidiary of FEDERATED INVESTORS
GENERAL INFORMATION ABOUT THE         BROKERAGE TRANSACTIONS   9
TRUST                            1    PURCHASING SHARES               10
INVESTMENT OBJECTIVE AND POLICIES1     Distribution Plan
 Types Of Investments           1       (Institutional Service Shares
 When-Issued And Delayed                only) and Shareholder Services
  Delivery Transactions         1       Agreement                    10
 Repurchase Agreements          1      Conversion To Federal Funds   10
 Reverse Repurchase Agreements  1     DETERMINING NET ASSET VALUE     10
 Portfolio Turnover             2      Determining Market Value Of
 Investment Limitations         2       Securities                   10
FEDERATED U. S. GOVERNMENT            REDEEMING SHARES                11
SECURITIES FUND:  5-10 YEARS           Redemption In Kind            11
MANAGEMENT                       3    TAX STATUS                      11
 The Funds                      7      The Trust's Tax Status        11
 Trust Ownership                7      Shareholders' Tax Status      11
 Trustee Liability              8     TOTAL RETURN                    12
 Trustees' Compensation         8     YIELD                           12
INVESTMENT ADVISORY SERVICES     9    PERFORMANCE COMPARISONS         12
 Adviser To The Trust           9      Duration                      13
 Advisory Fees                  9     ABOUT FEDERATED INVESTORS       13
TRUST ADMINISTRATION             9    Mutual Fund Market              13
TRANSFER AGENT AND DIVIDEND
DISBURSING AGENT                 9

GENERAL INFORMATION ABOUT THE TRUST
Federated U.S. Government Securities Fund: 5-10 Years was established as a Massachusetts business trust under a Declaration of Trust dated June 14, 1995. Shares of the Trust are offered in two classes, known as Institutional Shares and Institutional Service Shares (individually and collectively referred to as "Shares," as the context may require). This Combined Statement of additional information relates to the above mentioned Shares of the Trust.
INVESTMENT OBJECTIVE AND POLICIES
The Trust's investment objective is to pursue total return consistent with current income. The investment objective may not be changed by the Board of Trustees ("Trustees") without shareholder approval.
TYPES OF INVESTMENTS
The Trust invests only in U.S. government securities. Unless indicated otherwise, the investment policies of the Trust may be changed without shareholder approval. Shareholders will not be notified before any material change in the policies becomes effective.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Trust. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Trust sufficient to make payment for the securities to be purchased are segregated on the Trust's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Trust does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets. REPURCHASE AGREEMENTS
The Trust requires its custodian to take possession of the securities subject to repurchase agreements, and these securities are marked to market daily. To the extent that the original seller does not repurchase the securities from the Trust, the Trust could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Trust might be delayed pending court action. The Trust believes that under the regular procedures normally in effect for custody of the Trust's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Trust and allow retention or disposition of such securities. The Trust will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Trust's adviser to be creditworthy pursuant to guidelines established by the Trustees. REVERSE REPURCHASE AGREEMENTS
The Trust may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Trust transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Trust will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements my enable the Trust to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Trust will be able to avoid selling portfolio instruments at a disadvantageous time.
LENDING OF PORTFOLIO SECURITIES
In order to generate additional income, the Trust may lend portfolio securities on a short-term basis to broker/dealers, banks, or other institutional borrowers of securities. The Trust will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Trust's investment adviser has determined are creditworthy and will receive collateral in the form of cash or U.S. government securities equal to at least 102% of the value of the securities loaned.
There is the risk that when lending portfolio securities, the securities may not be available to the Trust on a timely basis and the Trust may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. The collateral received when the Trust lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Trust. During the time portfolio securities are on loan, the borrower pays the Trust any dividends or interest paid on such securities. Loans are subject to termination at the option of the Trust or the borrower. The Trust may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Trust does not have the right to vote securities on loan. In circumstances where the Trust does not, the Trust would terminate the loan and regain the right to vote if that were considered important with respect to the investment.
PORTFOLIO TURNOVER
The Trust may trade or dispose of portfolio securities as considered necessary to meet its investment objective. It is not anticipated that the portfolio trading engaged in by the Trust will result in its annual rate of portfolio turnover exceeding 100%.
INVESTMENT LIMITATIONS
  Selling Short and Buying on Margin
     The Trust will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of transactions.
  Issuing Senior Securities and Borrowing Money
     The Trust will not issue senior securities, except that the Trust may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed.
     The Trust will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Trust to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Trust will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.
  Pledging Assets
     The Trust will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings.
  Investing in Real Estate
     The Trust will not purchase or sell real estate, including limited partnership interests, although it may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.
  Investing in Commodities
     The Trust will not purchase or sell commoditites, commodity contracts, or commodity futures contracts.
  Diversification of Investments
     With respect to securities comprising 75% of the value of its total assets, the Trust will not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer or if it would own more than 10% of the outstanding voting securities of any one issuer.
  Lending Cash or Securities
     The Trust will not lend any of its assets, except portfolio securities. This shall not prevent the Trust from purchasing or holding money market instruments, repurchase agreements, obligations of the U.S. government, its agencies or instrumentalities, or certain debt instruments as permitted by its investment objective, policies, and limitations or the Trust's Declaration of Trust.

  Concentration
     The Trust will not invest 25% or more of the value of its total assets in any one industry, except that the Trust may invest 25% or more of the value of its total assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities.

The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
  Investing in Illiquid Securities
     The Trust will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, and certain securities not determined by the Trustees to be liquid.
  Investing in Minerals
     The Trust will not purchase interests in oil, gas, or other mineral exploration or development programs or leases, except it may invest in the securities of issuers which invest in or sponsor such programs.
  Investing in New Issuers
     The Trust will not invest more than 5% of the value of its total assets in securities of issuers which have records of less than three years of continuous operations, including the operation of any predecessor.
  Investing in Issuers Whose Securities Are Owned by Officers and Trustees of the Trust
     The Trust will not purchase or retain the securities of any issuer if the Officers and Trustees of the Trust or the Trust's investment adviser, owning individually more than 1/2 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.
  Purchasing Securities to Exercise Control
     The Trust will not purchase securities of a company for purpose of exercising control or management.
  Dealing in Puts and Calls
     The Trust will not buy or sell puts, calls, straddles, spreads, or any combination of these.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

The Trust does not intend to borrow money, pledge securities, invest in illiquid securities or lend portfolio securities in excess of 5% of the value of its net assets during the coming fiscal year. For purposes of its policies and limitations, the Trust considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

FEDERATED U. S. GOVERNMENT SECURITIES FUND:  5-10 YEARS MANAGEMENT
Officers and Trustees are listed with their addresses, birthdates, principal occupations during the past five years, and present positions, including any affiliation with Federated Management, Federated Investors, Federated Securities Corp., Federated Administrative Services, Federated Shareholder Services, and Federated Services Company.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee

Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director, Trustee, or Managing General Partner of the Funds.
Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust.


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director, Trustee, or Managing General Partner of the Funds; formerly, Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director, Trustee, or Managing General Partner of the Funds; formerly, President, Naples Property Management, Inc.

William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; Director, Trustee, of Managing General Partner of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.

James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee

Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director, Trustee, or Managing General Partner of the Funds.



Lawrence D. Ellis, M.D. *
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director, Trustee, or Managing General Partner of the Funds.

Edward L. Flaherty, Jr.@
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee

Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.


Peter E. Madden
225 Franklin Street
Boston, MA
Birthdate:  April 16, 1942
Trustee

Consultant; State Representative, Commonwealth of Massachusetts; Director, Trustee, or Managing General Partner of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.


Gregor F. Meyer
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee

Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director, Trustee, or Managing General Partner of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director, Trustee or Managing General Partner of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee

Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director, Trustee, or Managing General Partner of the Funds; President Emeritus, University of Pittsburgh; founding , Chairman, National Advisory Council for Environmental Policy and Technology, and Federal Emergency Management Advisory Board.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  July 21, 1935
Trustee

Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director, Trustee, or Managing General Partner of the Funds.


Glen R. Johnson
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 2, 1929
President
Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp. and Federated Administrative Services.

J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President

President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp. ; President, Passport Research, Ltd.; Trustee, Federated Administrative Services, Federated Services Company, and Federated Shareholder Services; President or Executive Vice President of the Funds; Director, Trustee, or Managing General Partner of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Trust.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Director, Federated Research Corp.; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Services Company and Federated Shareholder Services; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the Funds; Executive Vice President or President of the Funds.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President and Secretary

Executive Vice President, Secretary, General Counsel, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Services Company; Executive Vice President, Secretary, and Trustee, Federated Administrative Services; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.


David M. Taylor*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  January 13, 1947
Treasurer

Senior Vice President, Controller, and Trustee, Federated Investors; Controller, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., and Passport Research, Ltd.; Senior Vice President, Federated Shareholder Services; Senior Vice President, Federated Administrative Services; Treasurer of some of the Funds.


*This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940, as amended.
@Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board of Trustees between meetings of the Board.
THE FUNDS
As used in the table above, "The Funds" and "Funds" mean the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated Growth Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Intermediate Government Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Insight Institutional Series, Inc.; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc. - 1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; The Shawmut Funds; Short-Term Municipal Trust; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Sunburst Funds; Targeted Duration Trust; Tax-Free Instruments Trust; Trademark Funds; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; and World Investment Series, Inc.
TRUST OWNERSHIP
Officers and Trustees own less than 1% of the Trust's outstanding shares. TRUSTEE LIABILITY
The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
TRUSTEES' COMPENSATION

                 AGGREGATE
NAME ,         COMPENSATION
POSITION WITH       FROM          TOTAL COMPENSATION PAID
TRUST              TRUST*           FROM FUND COMPLEX +

John F. Donahue, $ 0       $0 for the Trust and
Chairman and Trustee          68 other investment companies in the Fund Complex
Thomas G. Bigley,          $ 0     $20,688 for the Trust and
Trustee                    49 other investment companies in the Fund Complex
John T. Conroy, Jr.,       $ 0     $117,202 for the Trust and
Trustee                    64 other investment companies in the Fund Complex
William J. Copeland,       $ 0     $117,202 for the Trust and
Trustee                    64 other investment companies in the Fund Complex
James E. Dowd,   $ 0       $117,202 for the Trust and
Trustee                    64 other investment companies in the Fund Complex
Lawrence D. Ellis, M.D.,   $ 0     $106,460 for the Trust and
Trustee                    64 other investment companies in the Fund Complex
Edward L. Flaherty, Jr.,   $ 0     $117,202 for the Trust and
Trustee                    64 other investment companies in the Fund Complex
Peter E. Madden, $ 0       $90,563 for the Trust and
Trustee                    64 other investment companies in the Fund Complex
Gregor F. Meyer, $ 0       $106,460 for the Trust and
Trustee                    64 other investment companies in the Fund Complex
John E. Murray, Jr.,       $ 0     $0.00 for the Trust and
Trustee                    64 other investment companies in the Fund Complex
Wesley W. Posvar,          $ 0     $106,460 for the Trust and
Trustee                    64 other investment companies in the Fund Complex
Marjorie P. Smuts,         $ 0     $106,460 for the Trust and
Trustee                    64 other investment companies in the Fund Complex

*As of the date of this Statement of Additional Information, the Trust has not paid any fees to the Trustees of the Trust.
+The information is provided for the last calendar year.

INVESTMENT ADVISORY SERVICES
ADVISER TO THE TRUST
The Trust's investment adviser is Federated Management. It is a subsidiary of Federated Investors. All of the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J. Christopher Donahue. The adviser shall not be liable to the Trust or any shareholder of the Trust for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust. ADVISORY FEES
For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectus.
  State Expense Limitations
     The adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Trust's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2 1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1 1/2% per year of the remaining average net assets, the adviser will reimburse the Trust for its expenses over the limitation.
     If the Trust's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the adviser will be limited, in any single fiscal year, by the amount of the investment advisory fee.
This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
TRUST ADMINISTRATION
Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Trust for a fee described in the prospectus. Dr. Henry J. Gailliot, an officer of Federated Management, the Adviser to the Trust, holds approximately 20% of the outstanding common stock and serves as a director of Commercial Data Services, Inc., a company which provides computer processing services to Federated Administrative Services. TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company serves as transfer agent and dividend disbursing agent for the Trust. The fee paid to the transfer agent is based upon the size, type and number of accounts and transactions made by shareholders.
Federated Services Company also maintains the Trust's accounting records. The fee paid for this service is based upon the level of the Trust's average net assets for the period plus out-of-pocket expenses.
BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.
The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Trust or to the adviser and may include:
   - advice as to the advisability of investing in securities;
   - security analysis and reports;
   - economic studies;
   - industry studies;
   - receipt of quotations for portfolio evaluations; and
   - similar services.
The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.
Research services provided by brokers may be used by the adviser or by affiliates of Federated Investors in advising the Funds and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses.
PURCHASING SHARES
Shares are sold at their net asset value without a sales charge on days the New York Stock Exchange is open for business. The procedure for purchasing Shares is explained in the respective prospectus under "Investing in Institutional Shares" or "Investing in Institutional Service Shares."
DISTRIBUTION PLAN (INSTITUTIONAL SERVICE SHARES ONLY) AND SHAREHOLDER SERVICES AGREEMENT
These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.
With respect to the Institutional Service Shares class of the Trust, by adopting the Distribution Plan, the Board of Trustees expects that the Trust will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Trust in pursuing its investment objectives. By identifying potential investors whose needs are served by the Trust's objectives, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales.
Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.
CONVERSION TO FEDERAL FUNDS
It is the Trust's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Federated Services Company acts as the shareholder's agent in depositing checks and converting them to federal funds.
DETERMINING NET ASSET VALUE
Net asset value generally changes each day. The days on which net asset value is calculated by the Trust are described in the respective prospectuses. DETERMINING MARKET VALUE OF SECURITIES
Market values of the Trust's portfolio securities are determined as follows:
   - according to the mean between the over-the-counter bid and asked prices provided by an independent pricing service, if available, or at fair value as determined in good faith by the Trust's Board of Trustees; or
   - for short-term obligations with remaining maturities of less than 60 days at the time of purchase, at amortized cost unless the Trustees determine that particular circumstances of the security indicate otherwise.
Prices provided by independent pricing services may be determined without relying exclusively on quoted prices. Pricing services may consider:
   - yield;
   - quality;
   - coupon rate;
   - maturity;
   - type of issue;
   - trading characteristics; and
   - other market data.
REDEEMING SHARES
The Trust redeems Shares at the next computed net asset value after the Trust receives the redemption request. Redemption procedures are explained in the respective prospectuses under "Redeeming Institutional Shares" and "Redeeming Institutional Service Shares." Although State Street Bank does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.
REDEMPTION IN KIND
The Trust is obligated to redeem Shares solely in cash up to $250,000 or 1% of the respective class net asset value, whichever is less, for any one shareholder within a 90-day period.
Any redemption beyond this amount will also be in cash unless the Trustees determine that further cash payments will have a material adverse effect on remaining shareholders. In such a case, the Trust will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Trust determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.
Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.
Although the Trust intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the Trust's portfolio. To the extent available, such securities will be readily marketable.
TAX STATUS
THE TRUST'S TAX STATUS
The Trust will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Trust must, among other requirements:
   - derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
   - derive less than 30% of its gross income from the sale of securities held less than three months;
   - invest in securities within certain statutory limits; and
   - distribute to its shareholders at least 90% of its net income earned during the year.
SHAREHOLDERS' TAX STATUS
Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional Shares. No portion of any income dividend paid by the Trust is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.
  Capital Gains
   Long-term capital gains distributed to shareholders will be treated as long-term capital gains regardless of how long shareholders have held Shares.
TOTAL RETURN
The average annual total return for the Trust is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales load, adjusted over the period by any additional shares, assuming the reinvestment of all dividends and distributions.
YIELD
The yield for both classes of shares of the Trust is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by either class of shares over a thirty-day period by the maximum offering price per share of either class on the last day of the period. This value is annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Trust because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders.
To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in either class of shares, performance will be reduced for those shareholders paying those fees.
PERFORMANCE COMPARISONS
The performance of both classes of shares depends upon such variables as:
   - portfolio quality;
   - average portfolio maturity;
   - type of instruments in which the portfolio is invested;
   - changes in interest rates and market value of portfolio securities;
   - changes in the Trust's expenses or either class of Share's expenses; and
   - various other factors.
Either class of Shares' performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of yield and total return.
Investors may use financial publications and/or indices to obtain a more complete view of the Trust's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Trust uses in advertising may include:
   - LIPPER ANALYTICAL SERVICES, INC. ranks funds in various categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Trust will quote its Lipper ranking in the "U.S. government funds" category in advertising and sales literature.
   - MERRILL LYNCH 5-10 YEAR TREASURY INDEX is an unmanaged index tracking U.S. government securities with maturities between 5 and 9.99 years.
Advertisements and other sales literature for both classes of shares may quote total returns which are calculated on nonstandardized base periods. These total returns also represent the historic change in the value of an investment in either class of shares based on monthly reinvestment of dividends over a specified period of time.
DURATION
Duration is a commonly used measure of the potential volatility in the price of a bond, or other fixed income security, or in a portfolio of fixed income securities, prior to maturity. Volatility is the magnitude of the change in the price of a bond relative to a given change in the market rate of interest. A bond's price volatility depends on three primary variables: the bond's coupon rate; maturity date; and the level of market yields of similar fixed income securities. Generally, bonds with lower coupons or longer maturities will be more volatile than bonds with higher coupons or shorter maturities. Duration combines these variables into a single measure.
Duration is calculated by dividing the sum of the time-weighted present values of the cash flows of a bond or bonds, including interest and principal payments, by the sum of the present values of the cash flows. A more complete description of this calculation is available upon request from the Trust.
ABOUT FEDERATED INVESTORS
Federated in dedicated to meeting investor needs which is reflected in its investment decision making - structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. In the government sector, as of December 31, 1994, Federated managed 9 mortgage-backed, 4 government/agency and 17 government money market mutual funds, with assets approximating $8.5 billion, $1.6 billion and $17 billion, respectively. Federated trades approximately $300 million in U.S. government and mortgage-backed securities daily and places approximately $13 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages nearly $10 billion in government funds within these maturity ranges.
J. Thomas Madden, Executive Vice President, oversees Federated's equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated's domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated's international portfolios.
MUTUAL FUND MARKET
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $2 trillion to the more than 5,500 funds available.* Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
  Institutional
     Federated meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
  Trust Organizations
     Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales.



*Source: Investment Company Institute
  Broker/Dealers and Bank Broker/Dealer Subsidiaries
     Federated mutual funds are available to consumers through major brokerage firms nationwide including 200 New York Stock Exchange firms supported by more wholesalers than any other mutual fund distributor. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.






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